Business Combination (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 15, 2015	Apr. 20, 2016	Dec. 28, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 04, 2015
Business Combination [Line Items]
Fair Value Adjustment of Warrants					$ 0	$ 65
Finder [Member]
Business Combination [Line Items]
Aggregate of shares of common stock purchased by warrant				50,000	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 5.00	$ 5.00
Former Chief Executive Officer and Director [Member]
Business Combination [Line Items]
Officers' Compensation				$ 9	$ 9
Common Stock [Member]
Business Combination [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,604,167
Shares Released From Escrow		85,121
Stock Issued During Period, Shares, Issued for Services	5,000
Stock Issued During Period, Shares, Acquisitions	1,604,167
Warrant [Member]
Business Combination [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.00
Fair Value Adjustment of Warrants				$ 114	$ 114
Unregistered Common Stock [Member]
Business Combination [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	57,500		110,000
Payments to Acquire Businesses, Gross			$ 262
fliCharge International Ltd [Member]
Business Combination [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Equity Method Investment, Ownership Percentage			30.00%
International Development Group Limited [Member]
Business Combination [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,666,667
Series B Preferred Stock [Member]
Business Combination [Line Items]
Shares Held In Escrow	240,625